Share Capital and Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital and Share-Based Payments [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments
The following table summarizes the changes in the Company’s equity-settled RSUs and pRSUs outstanding during the years ended December 31, 2022 and 2021:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2020	709,706	1,145,300
Granted	603,607	421,155
Settled	(428,065)	(295,200)
Forfeited	(41,936)	(1,100)
Outstanding – December 31, 2021	843,312	1,270,155
Granted	708,446	464,100
Settled	(381,950)	(568,653)
Forfeited	(188,550)	(225,800)
Outstanding – December 31, 2022	981,258	939,802
The following table summarizes the changes in the Company’s cash-settled RSUs and pRSUs outstanding during the years ended December 31, 2022 and 2021:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2020	144,800	—
Granted	67,800	7,700
Settled	(105,350)	—
Outstanding – December 31, 2021	107,250	7,700
Granted	428,632	35,600
Settled	(69,850)	—
Forfeited	(102,350)	(20,100)
Outstanding – December 31, 2022	363,682	23,200
The following table summarizes the changes in the Company’s DSUs outstanding during the years ended December 31, 2022 and 2021:

Number of DSUs
Outstanding – December 31, 2020	125,437
Granted	51,046
Outstanding – December 31, 2021	176,483
Granted	112,086
Redeemed	(7,831)
Outstanding – December 31, 2022	280,738

Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table summarizes the changes in the Company’s stock options outstanding during the years ended December 31, 2022 and 2021:

	Number of options	Weighted average exercise price (C$)
Outstanding – December 31, 2020	2,919,070	$5.99
Issued in Premier Acquisition (note 5(c))	2,813,747	7.27
Exercised	(1,833,661)	5.77
Expired/forfeited	(315,713)	15.04
Outstanding – December 31, 2021	3,583,443	7.14
Exercised	(1,502,063)	7.82
Expired/forfeited	(225,737)	8.83
Outstanding – December 31, 2022	1,855,643	$6.42

Disclosure of Range of Exercise Prices of Outstanding Share Options
The following table summarizes information about the Company’s outstanding and exercisable stock options at December 31, 2022:

	Options Outstanding			Options Exercisable
Range of exercise price (C$)	Number of options	Weighted average exercise price (C$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (C$)
$1.89 - $6.00	1,415,825	$4.99	1.69	1,415,825	$4.99
$6.00 - $12.00	439,818	11.03	1.02	439,818	11.03
	1,855,643	$6.42	1.53	1,855,643	$6.42

Summary of Share Based Compensation
The following table summarizes the Company’s share-based compensation recognized during the years ended December 31, 2022 and 2021:

	2022	2021
RSUs and pRSUs	$4,954	$6,640
DSUs	(713)	(492)
Stock options	66	1,676
PSUs	—	(224)
Total share-based compensation	$4,307	$7,600

Recognized in the consolidated financial statements as follows:
Equity-settled
General and administration expense	$3,674	$6,773
Operating expense	54	927
Capitalized within construction-in-progress	741	273
Cash-settled
General and administration expense	(379)	(691)
Operating expense	217	290
Exploration expense	—	28
Total share-based compensation	$4,307	$7,600